Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 27, 2019
Registrant Name	dei_EntityRegistrantName	Rimrock Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001753394
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2019
Prospectus Date	rr_ProspectusDate	Jun. 28, 2019